Provisions - Schedule of changes in defined benefit obligation (Details) - Present value of defined benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
BALANCE AS AT JANUARY 1	€ 330	€ 422
Current service cost	(1)	86
Actuarial losses/(gains)	130	(178)
BALANCE AS AT CLOSING DATE	€ 459	€ 330